General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Compensation Related Costs [Abstract]
Comprehensive loss	$ (1,963)	$ (426)
Accumulated deficit	$ (14,391)		$ (12,428)